Segmented information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segmented information

12.	Segmented information:

In accordance with ASC 280-10-50-11 Segmented Disclosure, the Company operates one reportable business segments, the sale of Ad tech advertising. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer, Chief Operations Officer and Chief Strategy Officer. The Company’s chief operating decision makers reviews financial information on a consolidated basis,

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

12.	Segmented information: (Continued)

principally to make decisions about how to allocate resources and to measure the Company’s performance. The chief operating decision maker reviews consolidated net income (loss), which is the measure of financial profit and loss most closely aligned with generally accepted accounting principles.

Reconciliation to net income:

	Six Months ended June 30, 2026	Six Months ended June 30, 2025	Three Months ended June 30, 2026	Three Months ended June 30, 2025
Revenue	$6,281,576	$5,168,519	$3,334,835	$2,430,216

Cost of revenue	3,607,888	2,684,203	1,916,253	1,268,244

Gross profit	2,673,688	2,484,316	1,418,582	1,161,972

Segment operating expenses	4,049,237	2,944,192	2,489,986	1,948,400
Total operating (loss) income	(1,375,549)	(459,876)	(1,071,404)	(786,428)

Unallocated expenses	863,969	562,049	426,949	280,738
Depreciation	92,054	90,955	45,976	45,595
Foreign exchange (gain) loss	62,373	(12,133)	1,937	21,064
Interest income	(20,391)	(6,238)	(7,119)	(5,764)
Stock awareness program	(81,349)	-	(16,468)	-
Stock-based compensation	89,212	89,449	44,174	45,581

Net loss before income taxes	$(2,381,417)	(1,183,958)	(1,566,853)	(1,173,642)

The Company had the following revenue by geographical region based on impression served.

	Six Months ended June 30, 2026	Six Months ended June 30, 2025	Three Months ended June 30, 2026	Three Months ended June 30, 2025
Total revenue
Western Europe	$2,288,929	$1,736,617	$1,279,860	$976,639
Central, Eastern and Southern Europe	674,678	519,401	362,016	355,707
North America	2,786,878	2,696,357	1,419,339	949,874
Rest of World	531,091	216,144	273,620	147,996

Total revenue	$6,281,576	$5,168,519	$3,334,835	$2,430,216

Equipment

The Company’s equipment is located as follows:

Net Book Value	June 30, 2026	December 31, 2025

Canada	$21,510	$25,167
Israel	6,729	8,371
United Kingdom	5,939	4,514
Total equipment	$34,178	$38,052

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)